Major customers representing at least 10% of net sales (Detail) - Net sales - Customers accounted for 10% or more - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
SK Hynix
Revenue, Major Customer [Line Items]
Major customers, revenue	$ 150,762	$ 156,541		$ 108,645
Major customers, percentage of net sales	29.00%	28.00%		30.00%
Intel
Revenue, Major Customer [Line Items]
Major customers, revenue	$ 50,205		[1]		[1]
Major customers, percentage of net sales	10.00%		[1]		[1]

[1]	Less than 10%